SUPPLEMENT DATED FEBRUARY 20, 2015
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2014

1.) Recently, the Boards of Directors and Boards of Trustees of certain AllianceBernstein Funds listed below (hereinafter the “AB Funds”) approved a proposal to change the name of each of the AB Funds. Effective as of January 20, 2015, the name of each of the AB Funds listed below changed from “AllianceBernstein ____” to “AB ____”:

Old Name	New Name
AllianceBernstein 2010 Retirement Strategy Advisor	AB 2010 Retirement Strategy Advisor
AllianceBernstein 2010 Retirement Strategy R	AB 2010 Retirement Strategy R
AllianceBernstein 2015 Retirement Strategy Advisor	AB 2015 Retirement Strategy Advisor
AllianceBernstein 2015 Retirement Strategy R	AB 2015 Retirement Strategy R
AllianceBernstein 2020 Retirement Strategy Advisor	AB 2020 Retirement Strategy Advisor
AllianceBernstein 2020 Retirement Strategy R	AB 2020 Retirement Strategy R
AllianceBernstein 2025 Retirement Strategy Advisor	AB 2025 Retirement Strategy Advisor
AllianceBernstein 2025 Retirement Strategy R	AB 2025 Retirement Strategy R
AllianceBernstein 2030 Retirement Strategy Advisor	AB 2030 Retirement Strategy Advisor
AllianceBernstein 2030 Retirement Strategy R	AB 2030 Retirement Strategy R
AllianceBernstein 2035 Retirement Strategy Advisor	AB 2035 Retirement Strategy Advisor
AllianceBernstein 2035 Retirement Strategy R	AB 2035 Retirement Strategy R
AllianceBernstein 2040 Retirement Strategy Advisor	AB 2040 Retirement Strategy Advisor
AllianceBernstein 2040 Retirement Strategy R	AB 2040 Retirement Strategy R
AllianceBernstein 2045 Retirement Strategy Advisor	AB 2045 Retirement Strategy Advisor
AllianceBernstein 2045 Retirement Strategy R	AB 2045 Retirement Strategy R
AllianceBernstein 2050 Retirement Strategy Advisor	AB 2050 Retirement Strategy Advisor
AllianceBernstein 2050 Retirement Strategy R	AB 2050 Retirement Strategy R
AllianceBernstein 2055 Retirement Strategy Advisor	AB 2055 Retirement Strategy Advisor
AllianceBernstein 2055 Retirement Strategy R	AB 2055 Retirement Strategy R
AllianceBernstein Core Opportunities Fund R	AB Core Opportunities Fund R
AllianceBernstein Discovery Growth Fund R	AB Discovery Growth Fund R
AllianceBernstein Discovery Value Fund R	AB Discovery Value Fund R
AllianceBernstein High Income Fund Advisor	AB High Income Fund Advisor
AllianceBernstein High Income Fund R	AB High Income Fund R
AllianceBernstein International Growth Fund R	AB International Growth Fund R
AllianceBernstein International Value Fund R	AB International Value Fund R
AllianceBernstein Small Cap Growth Fund R	AB Small Cap Growth Fund R
AllianceBernstein Value Fund R	AB Value Fund R

The changes to the AB Funds’ names was part of a rebranding of the fund complex. The AB Funds’ investment objectives, strategies, and policies did not change as a result of the name changes. Statements to your plan and participants and other AUL and OneAmerica materials will reflect the name change.

Pages 7-8 and 181 of the AUL American Unit Trust Prospectus are revised to reflect the new AB Funds names.

2.) As a natural part of the lifecycle management of Russell’s Target Date Series of funds, Russell’s 2015 Strategy Fund will be reorganized into Russell’s In Retirement Fund effective February 20, 2015.

At the time of the reorganization, also referred to as a “merger,” it is expected that the 2015 Strategy Fund will have the same approximate target asset allocation as the In Retirement Fund (27% to equity Underlying Funds, 66% to fixed income Underlying Funds and 7% to alternative Underlying Funds). According to the funds’ prospectus, once a fund reaches its target year, it may be merged into the In Retirement Fund or another fund, or be liquidated, rather than Russell maintaining two funds in the same series with the same target allocation. The reorganization is intended to qualify as a tax-free reorganization under federal tax laws, and the value of investments will not change as a result of the reorganization.

At a meeting held on August 26, 2014, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the reorganization of the Russell 2015 Strategy Fund (“Acquired Fund”) into the Russell In Retirement Fund (“Acquiring Fund”) (the “Reorganization”). In connection with the meeting, the Board of Trustees received information from and presentations by RIMCo regarding the Reorganization. After evaluating the merits of the Reorganization as explained by RIMCo, the Board of Trustees of RIC determined that the Reorganization is in the best interests of Shareholders of the Acquired Fund.

The Plan provides for the reorganization of the Acquired Fund with and into the Acquiring Fund in exchange for Shares issued by the Acquiring Fund. The value of Shares issued by the Acquiring Fund in connection with the Reorganization will be equal at the time of the Reorganization to the value of the Shares of the Acquired Fund. Pursuant to the Plan, shares issued to the Acquired Fund by the Acquiring Fund will be distributed to Shareholders of the Acquired Fund in connection with the liquidation of the Acquired Fund. As a result, each Shareholder of the Acquired Fund will cease to be a Shareholder of the Acquired Fund and will instead be the owner of that number of full and fractional Shares of the Acquiring Fund having an aggregate value equal at the time of the Reorganization to the aggregate value of the Shares of the Acquired Fund held by that Shareholder at the effective time of the Reorganization.

RIMCo is the investment adviser for the Acquired Fund and the Acquiring Fund. The investment objectives of the Acquired Fund and the Acquiring Fund are similar and are as follows:

Acquired Fund: Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Acquiring Fund: Seeks to provide income and capital growth. The Funds’ investment objectives are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Each Fund’s approximate target allocation as of October 1, 2014 is as follows:
Acquired Fund: 29% to equity Underlying Funds, 64% to fixed income Underlying Funds and 7% to alternative Underlying Funds.
Acquiring Fund: 27% to equity Underlying Funds, 66% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

It is expected that at the time of the Reorganization, the Funds will have the same approximate target allocation, in accordance with the Acquired Fund’s asset allocation shift over time.
The principal investment strategies, investment policies, investment restrictions and principal risks of the Acquired Fund are identical to the principal investment strategies, investment policies, investment restrictions and principal risks of the Acquiring Fund. Because of the comparability of the investment objectives, principal investment strategies, investment policies, investment restrictions and principal risks of the Acquired Fund with the Acquiring Fund, there are no material differences in the investment risks associated with an investment in the Acquired Fund and an investment in the Acquiring Fund.

The Reorganization is expected to be completed on February 20, 2015 (the “Closing Date”) based on values as of the close of regular trading on the New York Stock Exchange on the Closing Date or at such earlier or subsequent date as RIMCo determines to be in the interest of the Funds. The Acquired Fund will be closed to new shareholders as of the close of business on January 2, 2015. The Acquired Fund will be closed to existing shareholders as of the close of business on February 18, 2015 and no purchases of the Acquired Fund’s shares will be allowed on or after that date. The Plan provides that (i) the Acquired Fund will transfer to the Acquiring Fund all or substantially all of its assets in exchange solely for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, (ii) such shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund and (iii) the Acquired Fund will be subsequently dissolved.
Shareholders of the Acquired Fund will receive Class R1, Class R4 or Class R5 Shares of the Acquiring Fund with an aggregate value equal at the time of the Reorganization to the aggregate value of their Acquired Fund Class R1, Class R4 or Class R5 Shares, respectively.

Prior to the Closing Date of the Reorganization, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and realized net capital gain, if any, for the current taxable year through the Closing Date. The record date for this special dividend will be February 17, 2015 based on Acquired Fund records as of the close of business on February 13, 2015. You should consult your own tax adviser concerning the possible tax consequences of such dividends and/or other distributions.

After the Reorganization, as shareholders of the Acquiring Fund, the current shareholders of the Acquired Fund should bear operating expenses that are equal to those they currently bear as shareholders of the Acquired Fund. Please see the Expense Notes section of the Acquired and Acquiring Funds’ Prospectus for further information regarding these and other expenses. Copies of the Prospectus, Statement of Additional Information and Annual Report may be obtained, free of charge, by contacting AUL, by contacting the Acquiring Fund at 1-800-787-7354 or on the Acquiring Fund’s web site at www.russell.com.

As a result of this action and in accordance with applicable rules and regulations, AUL is obligated to make provisions for the merger of the Acquired Fund into the Acquiring Fund. No action needs to be taken by you to make this merger effective, but if you decide not to permit the Acquiring Fund to become or remain an available investment option, please contact your plan services consultant. As a reminder, if you wish to add or delete the investment options that you make available to plan participants, you may do by contacting you plan services consultant. Participants were given the opportunity to make transfers and withdrawals from the Acquired Fund investment option until February 18, 2015. Any account balances that have not been withdrawn or transferred out of the Acquired Fund investment option will be automatically mapped into the Acquiring Fund investment option.

At the time of the merger, the total dollar value invested in the Acquired Fund will be exchanged for units in the corresponding Acquiring Fund. Requests made for the purchase of units in the Acquired Fund investment option or for the addition of the Acquired Fund investment option that are received after the effective date of the Acquired Fund’s merger will be treated as requests for the purchase of units in the Acquiring Fund investment option or for the addition of the Acquiring Fund. The dollar value of participant/plan accounts will not change as a result of the merger and resulting transaction.

Confirmation of this transaction, including the total dollar value invested and the number of units of the Acquiring Fund investment option obtained, will be mailed to participants for whom AUL has a current address. For those participants who have not provided a current mailing address, AUL will mail confirmations directly to you.

If participants do not want future contributions directed to the Acquiring Fund investment option, they can visit AUL’s website at www.oneamerica.com and log into their Account or call OneAmerica TeleServe at 1-800-249-6269 to change their future contribution investment option elections and transfer balances from the Acquiring Fund into other investment options. If you have any questions regarding the merger, please contact your plan services consultant.

All references to the Russell 2015 Strategy Fund have been removed from the AUL American Unit Trust Prospectus.

This supplement should be retained with the Prospectus for future reference.